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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21724

Registrant Name: Nicholas–Applegate International & Premium Strategy Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: February 28, 2009

Date of Reporting Period: November 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2008 (unaudited)

Shares		Value*
COMMON STOCK—86.5%
Australia—5.6%
	Banking—1.2%
69,164	Commonwealth Bank of Australia	$1,546,565

	Building/Construction—0.4%
189,217	Downer EDI Ltd.	519,246

	Healthcare & Hospitals—2.2%
123,948	CSL Ltd.	2,822,869

	Metals & Mining—1.3%
55,687	BHP Billiton Ltd.	1,044,936
18,601	Newcrest Mining Ltd.	295,756
9,801	Rio Tinto Ltd.	299,904
		1,640,596
	Retail—0.5%
33,495	Woolworths Ltd.	588,183

Belgium—0.9%
	Chemicals—0.6%
25,259	Tessenderlo Chemie NV	741,090

	Transportation—0.3%
27,391	Euronav NV	326,747

Bermuda—0.3%
	Real Estate—0.3%
159,500	Kerry Properties Ltd.	354,921

Cayman Islands—0.2%
	Telecommunications—0.2%
782,000	Hutchison Telecommunications International Ltd. (b)	217,947

Denmark—1.7%
	Building/Construction—0.2%
9,950	FLSmidth & Co. A/S	320,400

	Energy—0.2%
4,800	Vestas Wind Systems A/S (b)	217,309

	Pharmaceuticals—1.3%
31,800	Novo Nordisk A/S, Class B	1,630,601

Finland—2.1%
	Automotive—0.1%
13,200	Nokian Renkaat Oyj	154,836

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2008 (unaudited)

Shares		Value*
Finland—(continued)
	Telecommunications—2.0%
178,126	Nokia Oyj	$2,520,614

France—6.5%
	Automotive—0.2%
14,943	Peugeot S.A.	271,511

	Banking—1.2%
27,495	BNP Paribas	1,521,724

	Machinery—0.8%
19,616	Alstom S.A.	1,049,957

	Oil & Gas—1.5%
36,497	Total S.A. (a)	1,915,055

	Telecommunications—2.4%
118,394	France Telecom S.A. (a)	3,041,873

	Utilities—0.4%
9,219	Electricite de France	537,251

Germany—5.4%
	Automotive—0.5%
21,187	DaimlerChrysler AG	662,830

	Chemicals—1.9%
17,065	BAYER AG	880,876
34,176	K & S AG	1,529,083
		2,409,959

	Financial Services—0.9%
15,459	Deutsche Boerse AG	1,102,808

	Utilities—2.1%
38,991	E.ON AG	1,362,066
16,213	RWE AG	1,359,442
		2,721,508

Greece—0.4%
	Banking—0.4%
29,019	National Bank of Greece S.A.	557,748

Hong Kong—1.4%
	Airlines—0.3%
425,000	Cathay Pacific Airways Ltd.	413,098

	Holding Companies—0.2%
734,000	First Pacific Co.	288,375

	Real Estate—0.9%
204,000	Hang Lung Group Ltd.	680,141
592,000	New World Development Ltd.	470,891
		1,151,032

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2008 (unaudited)

Shares		Value*
Ireland—0.1%
	Financial Services—0.1%
48,618	Irish Life & Permanent PLC	$107,175

Italy—2.5%
	Energy—1.3%
271,908	Enel SpA	1,698,532

	Utilities—1.2%
66,956	Eni SpA	1,517,823

Japan—18.2%
	Automotive—1.9%
301,000	Hino Motors Ltd.	629,340
29,200	Tokai Rika Co., Ltd.	278,156
48,300	Toyota Motor Corp.	1,553,511
		2,461,007

	Banking—0.9%
819	Resona Holdings, Inc.	1,149,579

	Building/Construction—1.1%
29,500	Daikin Industries Ltd.	780,789
73,000	Kinden Corp.	660,497
		1,441,286

	Consumer Products—2.3%
50,200	Heiwa Corp.	475,473
1,300	Nintendo Co., Ltd.	405,533
36,200	Sankyo Co., Ltd.	1,989,272
		2,870,278

	Diversified Manufacturing—0.2%
23,000	Nikon Corp.	261,148

	Electronics—0.3%
27,500	Mitsumi Electric Co., Ltd.	353,657

	Financial Services—0.8%
46,500	Promise Co., Ltd.	962,825

	Food & Beverage—0.3%
34,000	Kirin Brewery Co., Ltd.	415,528

	Machinery—0.6%
36,500	Shima Seiki Manufacturing Ltd.	695,015

	Multi-Media—0.4%
733	Jupiter Telecommunications Co., Ltd.	566,498

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2008 (unaudited)

Shares		Value*
Japan—(continued)
	Pharmaceuticals—0.7%
11,200	Astellas Pharma, Inc.	$459,965
19,700	Daiichi Sankyo Co., Ltd.	405,295
		865,260

	Retail—0.3%
88,500	Daiei, Inc. (b)	405,883

	Telecommunications—2.8%
140	KDDI Corp.	915,598
487	Nippon Telegraph & Telephone Corp.	2,151,896
282	NTT DoCoMo, Inc.	473,319
		3,540,813

	Tobacco—0.2%
81	Japan Tobacco, Inc.	299,059

	Transportation—3.5%
86	East Japan Railway Co.	667,510
133,000	Kawasaki Kisen Kaisha Ltd.	537,636
147,000	Mitsui OSK Lines Ltd.	785,395
450,000	Nippon Yusen KK	2,456,925
		4,447,466

	Wholesale—1.9%
545,900	Sojitz Corp.	837,591
184,300	Sumitomo Corp. (a)	1,630,262
		2,467,853

Luxembourg—0.4%
	Consumer Products—0.4%
20,850	Oriflame Cosmetics S.A.	569,987

Norway—1.6%
	Banking—0.8%
247,600	DnB NOR ASA	938,745

	Chemicals—0.8%
63,200	Yara International ASA	1,047,853

Singapore—0.5%
	Airlines—0.5%
99,000	Singapore Airlines Ltd.	687,280

Spain—6.9%
	Banking—1.7%
260,361	Banco Santander Central Hispano S.A.	2,136,665

	Building/Construction—0.3%
9,343	ACS Actividades Construcciones y Servicios S.A.	370,076

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2008 (unaudited)

Shares		Value*
Spain—(continued)
	Insurance—0.5%
226,669	Mapfre S.A.	$713,984

	Telecommunications—3.5%
218,195	Telefonica S.A. (a)	4,416,470

	Utilities—0.9%
162,409	Iberdrola S.A.	1,204,281

Sweden—1.2%
	Banking—0.6%
95,400	Nordea Bank AB	689,364

	Tobacco—0.6%
50,600	Swedish Match AB	774,432

Switzerland—6.3%
	Building/Construction—1.0%
101,818	ABB Ltd. (b)	1,319,110

	Chemicals—0.5%
3,892	Syngenta AG	699,290

	Food & Beverage—0.5%
16,827	Nestle S.A.	609,110

	Insurance—2.6%
16,732	Zurich Financial Services AG	3,261,722

	Pharmaceuticals—1.4%
12,695	Roche Holdings AG	1,777,545

	Retail—0.3%
3,280	Swatch Group AG	387,373

United Kingdom—24.3%
	Banking—1.2%
98,123	Barclays PLC	259,609
133,443	Royal Bank of Scotland Group PLC (a)	114,303
88,325	Standard Chartered PLC	1,149,822
		1,523,734

	Consumer Products—0.4%
67,923	Aggreko PLC	468,805

	Financial Services—0.2%
53,500	ICAP PLC	241,792

	Food & Beverage—5.2%
130,071	Diageo PLC	1,809,495
135,323	Unilever PLC	3,100,205
462,495	WM Morrison Supermarkets PLC (a)	1,727,498
		6,637,198

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2008 (unaudited)

Shares		Value*
United Kingdom—(continued)
	Healthcare & Hospitals—0.7%
129,606	SSL International PLC	$954,170

	Insurance—1.2%
760,522	Old Mutual PLC	643,494
227,246	Standard Life PLC	919,928
		1,563,422

	Manufacturing—0.5%
84,128	Charter PLC (b)	395,662
170,621	Cookson Group PLC	290,664
		686,326

	Metals & Mining—2.0%
32,097	Anglo American PLC	762,401
67,080	BHP Billiton PLC	1,211,071
22,080	Rio Tinto PLC	547,953
		2,521,425

	Oil & Gas—5.7%
302,677	BP PLC	2,447,610
	Royal Dutch Shell PLC (a),
76,148	Class A	2,040,772
104,798	Class B	2,745,472
		7,233,854

	Pharmaceuticals—2.3%
68,139	AstraZeneca PLC	2,563,407
25,592	GlaxoSmithKline PLC	441,634
		3,005,041

	Telecommunications—2.4%
1,536,950	Vodafone Group PLC (a)	3,007,807

	Tobacco—1.8%
59,293	British American Tobacco PLC	1,548,649
27,934	Imperial Tobacco Group PLC	695,780
		2,244,429

	Transportation—0.7%
331,510	Stagecoach Group PLC	890,929
	Total Common Stock (cost—$222,575,877)	110,355,557

EXCHANGE-TRADED FUND—0.9%
United States—0.9%
28,200	iShares MSCI EAFE Index Fund (cost—$1,558,098)	1,175,094

RIGHTS—(b) 0.3%
Spain—0.1%
	Banking—0.1%
260,361	Banco Santander S.A.	161,882

Nicholas-Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2008 (unaudited)

Shares		Value*
RIGHTS—(continued)
United Kingdom—0.2%
	Banking—0.2%
29,118	Standard Chartered PLC	$183,189
	Total Rights (cost—$438,977)	345,071

Repurchase Agreement—12.0%
Principal
Amount
(000)
$15,295	State Street Bank & Trust Co.,
	dated 11/28/08, 0.10%, due
	12/1/08, proceeds $15,295,127;
	collateralized by Fannie Mae,
	3.625%, due 8/15/11, valued at
	$11,190,400 including accrued
	interest, and Fannie Mae,
	5.625%, due 7/15/37,
	valued at $4,419,056 including
	accrued interest (cost—$15,295,000)	15,295,000

	Total Investments before options written (cost—$239,867,952)—99.7%	127,170,722

CALL OPTIONS WRITTEN (b)—(0.7)%
Contracts
	DAX Index (OTC),
1,362	strike price €4,989, expires 1/9/09	(235,240)
	Dow Jones Euro Stoxx 50 (OTC),
3,019	strike price €2,893, expires 12/19/08	(13,398)
2,938	strike price €2,905, expires 1/2/09	(24,476)
2,128	strike price €3,013, expires 12/5/08	(495)
	FTSE 100 Index (OTC),
1,269	strike price £4,395, expires 12/12/08	(249,511)
1,072	strike price £4,770, expires 12/5/08	(6,841)
	Nikkei Index (OTC),
94,975	strike price ¥9,485, expires 1/9/09	(289,824)
113,664	strike price ¥10,201, expires 1/2/09	(119,042)
79,713	strike price ¥10,919, expires 12/19/08	(11,156)
	Swiss Market Index (OTC),
1,410	strike price $7,003, expires 12/5/08	(229)
	Total Call Options Written (premiums received—$1,799,439)	(950,212)

	Total Investments net of call options written
	(cost—$238,068,513) (c)—99.0%	126,220,510
	Other assets less other liabilities—1.0%	1,279,877
	Net Assets—100%	$127,500,387

Notes to Schedule of Investments:
* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Eschange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material. The Fund’s NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or another financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s NAV is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by a third-party vendor. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(a)	All or partial amount segregated as collateral for call options written.

(b)	Non-income producing.

(c)	Securities with an aggregate value of $101,894,632 representing 79.9% of net assets, have been valued utilizing modeling tools provided by a third-party vendor as described in the footnote above.

Glossary:
€—Euro
£—Great British Pound
¥—Japanese Yen
OTC—Over-the-Counter

Other Investments:

(1) Transactions in call options written for the nine months ended November 30, 2008:	Contracts	Premiums
Options outstanding, February 29, 2008	196,423	$2,205,568
Options written	1,893,919	12,000,253
Options terminated in closing transactions	(356,952)	(1,362,312)
Options expired	(1,431,840)	(11,044,070)
Options outstanding, November 30, 2008	301,550	$1,799,439

Fair Value Measurements–Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at November 30, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$9,030,878
Level 2 - Other Significant Observable Inputs	117,189,632
Level 3 - Significant Unobservable Inputs	—
Total	$126,220,510

Item 2. Controls and Procedures

a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), as are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate International & Premium Strategy Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 26, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 26, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 26, 2009